COMMITMENTS AND CONTINGENCIES - Summary of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 4,026
2023	3,155
2024	2,387
2025	2,063
2026	1,954
Thereafter	3,102
Total	$ 16,687